BUSINESS ACQUISITION	12 Months Ended
Dec. 31, 2020
BUSINESS ACQUISITION
BUSINESS ACQUISITION

5. BUSINESS ACQUISITION

Acquisition of used car dealers and after-sales service centers in 2018

During the year ended December 31, 2018, KAG completed the acquisition of three after-sales centers, Jinan Zhoushuo Yidong Automobile Trading Co., Ltd. (“Jinan Zhoushuo”), Chongqing Zhoushuo Xingqi Automobile Service Co., Ltd. (“Chongqing Zhoushuo”) and Suzhou Zhoushuo Lujie Automobile Service Co., Ltd. (“Suzhou Zhoushuo”), and one additional dealership, Shanxi Jieying Weilan Automobile Sales Co., Ltd. (“Shanxi”). KAG initially purchased all inventories, from each dealership and after-sales service center, KAG subsequently entered into equity purchase agreement to purchase the new entity set up by the owners of each dealership and after-sales service center.

Subsequent to the date of each acquisition, the Company measured the estimated fair values of the contingent consideration at each reporting date. For the year ended December 31, 2018, the Company recorded $49,503 in fair value change of contingent consideration, which was recorded as other expenses in the Company’s consolidated statements of operations as a result of the re -measurement of the estimated fair value of the contingent consideration at the reporting date.

Acquisition of Shanxi in 2018

On April 8, 2018, KAG entered into an equity purchase agreement with Shanxi. KAG initially purchased the car inventories from the dealership which were recorded at fair value. KAG subsequently entered into equity purchase agreement to purchase the new entity set up by the owner of Shanxi used car dealership. As consideration for the transaction, KAG agreed to (1) pay cash consideration which includes partial consideration for the cars purchased as well as capital injection to the entities acquired, (2) forgive financing receivable outstanding that was previously provided by KAG to the used car dealerships and (3) provide contingent consideration to be paid upon the successful offering of KAG.

The following information summarizes the results of operations attributable to the acquisition included in the Company’s consolidated statement of operations since the acquisition date:

Year ended December 31, 2018
Revenues	$20,135
Net gain	$752

Acquisitions of after-sales service centers

During the first half of 2018, KAG further entered into separate equity purchase agreements with three after-sales service centers individually. Each acquisition, negotiated independently, was structured in a similar manner whereby, Shanghai Zhoushuo Automobile Technology Co., Ltd, (“Shanghai Zhoushuo”), a subsidiary of KAG, initially purchased all inventories from each after-sales service center. Subsequent to the purchase, Shanghai Zhoushuo and the shareholder of each of the existing after-sales service center (the “Seller”) entered into an equity purchase agreement which requires the Seller to transfer majority interest of the dealership as follows:

5. BUSINESS ACQUISITION (cont.)

Acquisitions of after-sales service centers (cont.)

(1)	The Seller agrees to set up a new entity to which it transfers the remaining eligible assets of the after-sales service center, employees, and business contracts owned and leased by the existing after-sales service center. In turn, Shanghai Zhoushuo agrees to subscribe for 70% of the equity interest in this entity.
(2)	Shanghai Zhoushuo agrees to inject cash to the newly formed entity described in the preceding paragraph as well as to pay the Seller contingent consideration in the form of shares of KAG, the parent of Shanghai Zhoushuo.

The Company believes that structuring the acquisitions as described above allows them to avoid potential exposures or liabilities associated with the acquired entities. The purchase of inventories and acquisition of the new entity were accounted for as a single transaction.

The payment of the contingent consideration is contingent upon the successful offering of KAG as well as the meeting performance targets of the acquired after-sales service centers. The amount of consideration is measured based on the operating performance of the acquired after-sales service centers both prior to and subsequent to the future offering transaction of KAG, and the number of shares expected to be issued will be calculated based on the offering price. Such contingent consideration will require KAG to issue the shares at different times. The issuance will be made in four installments, 12- month apart, upon the successful offering of KAG and is calculated based on a percentage of each 12-months cumulative operating results of the acquired after-sales service centers after the acquisition date under different multiples. The contingent issuance of shares is not dependent on whether the previous after-sales service centers owner remains employed with KAG.

Acquired assets and liabilities were recorded at their fair value at the date of acquisition. The purchase price allocation described below was based on a valuation analysis that utilized and considered generally accepted valuation methodologies such as the income, market and cost approach. The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the   number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

As consideration for the transactions, KAG agreed to (1) pay cash consideration which includes capital injection to the entity acquired and (2) contingent consideration to be paid upon the successful offering of KAG.

The following information summarizes the results of operations attributable to the acquisitions included in the Company’s consolidated statement of operations since the acquisition dates:

Year ended December 31, 2018
Chongqing/
Suzhou/ Jinan
Zhoushuo
Revenues	$341
Net loss	$582

5. BUSINESS ACQUISITION (cont.)

Acquisitions of after-sales service centers (cont.)

In December 2018, KAG disposed 70% equity interest of Chongqing Zhoushuo to the minority shareholder and received US$0.1 million consideration. The transfer of equity interest registration of Chongqing Zhoushuo was completed on December 6, 2018. As a result, an immaterial gain from disposal of Chongqing Zhoushuo was recorded during the year ended December 31, 2018.

The disposal of Chongqing Zhoushuo does not constitute a strategic shift that will have a major effect on the Company’s operations or financial results and as such, the disposal is not classified as discontinued operations in the Company’s consolidated financial statements.

Pro forma information of acquisitions in 2018

Supplementary pro-forma revenues and net earnings for the combined entity, as if business combination had been acquired as of January 1, 2018 were not included as it is impracticable since the used car dealerships and after-sales service centers historically did not have sound accounting systems to maintain reliable accounting records prior to the acquisitions and creating reliable accounting records would require an unreasonably significant amount of effort and resources. Post-acquisition, the newly established entities began to create and maintain accounting records.

In January 2019, KAG entered into amendment agreements with the dealership and after-sales service center operators that updated the offering price in the calculation of shares for contingent consideration to the initial public offering price of CM Seven Star, i.e. US$10.00, and allowed the contingent consideration to be settled by shares of KAH. Upon the consummation of the SPAC Transaction, the contingent consideration was assumed by Renren. For the year ended December 31, 2019, the Company recorded a gain of fair value change in contingent consideration in the amount of $65,594, which represents the fair value changes before it was transferred to Renren.